Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2011
Marketable Securities [Abstract]
Schedule Of Marketable Securities With Contractual Maturities

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$313,939	$2,372	$(85)	$316,226	$504,749	$3,534	$(237)	$508,046
Government-sponsored enterprises	142,496	504	(100)	142,900	40,088	238	—	40,326
Government and corporate debentures - floating interest rate	78,505	97	(10)	78,592	95,086	129	(48)	95,167

	$534,940	$2,973	$(195)	$537,718	$639,923	$3,901	$(285)	$643,539

	December 31,
	2010				2011
	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value	Amortized cost	Gross unrealized gains	Gross unrealized losses	Fair value
Government and corporate debentures - fixed interest rate	$990,454	$18,421	$(1,731)	$1,007,144	$1,103,254	$14,854	$(2,058)	$1,116,050
Government-sponsored enterprises	189,085	1,366	(552)	189,899	295,235	2,061	(151)	297,145
Government and corporate debentures - floating interest rate	120,206	297	(85)	120,418	102,161	160	(1,729)	100,592
Auction rate securities (*)	7,990	—	—	7,990	6,078	—	—	6,078

	$1,307,735	$20,084	$(2,368)	$1,325,451	$1,506,728	$17,075	$(3,938)	$1,519,865

Investments With Continuous Unrealized Losses

	December 31, 2010
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$195,784	$(1,816)	$—	$—	$195,784	$(1,816)
Government-sponsored enterprises	122,574	(649)	4,999	(3)	127,572	(652)
Government and corporate debentures - floating interest rate	58,632	(47)	15,834	(48)	74,467	(95)

	$376,990	$(2,512)	$20,833	$(51)	$397,823	$(2,563)

	December 31, 2011
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total Investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
Government and corporate debentures - fixed interest rate	$267,326	$(2,225)	$27,490	$(69)	$294,816	$(2,294)
Government-sponsored enterprises	131,540	(151)	—	—	131,540	(151)
Government and corporate debentures - floating interest rate	66,426	(1,634)	14,741	(144)	81,167	(1,778)

	$465,292	$(4,010)	$42,231	$(213)	$507,523	$(4,223)